Segment information	12 Months Ended
Dec. 31, 2020
Operating segments [Abstract]
Segment information	Segment information and Disaggregated Revenue Disclosures
The Company has one operating segment, which is the design and marketing of semiconductor components for cellular wireless systems. All information required to be disclosed under IFRS 8 Operating Segments is shown in the Consolidated Financial Statements and these associated Notes.
Sales to external customers disclosed below are based on the geographical location of the customers. The following table sets forth the Company’s total revenue by region for the periods indicated. The Company categorizes its total revenue geographically based on the location to which it invoices.

	Year ended December 31,
	2018	2019	2020
	(in thousands)
Asia :
Taiwan	$16,704	$11,387	$10,494
Korea	261	6,813	23,076
China (including Hong-Kong)	11,638	2,139	501
Rest of Asia	1,911	106	53
Total Asia	30,514	20,445	34,124
United States of America	7,042	9,221	13,335
Rest of world	2,694	1,198	3,457
Total revenue	$40,250	$30,864	$50,916
Of our total revenue, 99.6% is attributable to international sales for the year ended December 31, 2020 (99.8% for 2019 and 99.6% for 2018).
The Company categorizes its total revenue based on technology.

	Year ended December 31,
	2018	2019	2020
	(in thousands)
Broadband and Critical IoT	$11,657	$10,431	$25,458
Massive IoT	19,679	13,816	14,900
Vertical	8,914	6,617	10,558
Total revenue	$40,250	$30,864	$50,916
Additionally, the Company categorize its total revenue based on product and other revenue.

	Year ended December 31,
	2018	2019	2020
	(in thousands)
Product	$28,938	$21,947	$37,919
License	2,707	2,578	350
Development and other services	8,605	6,339	12,647
Total revenue	$40,250	$30,864	$50,916
The substantial majority of the Company’s non-current assets are held by the parent company, Sequans Communications S.A. and located in France. See Note 20.3 to these Consolidated Financial Statements for information about major customers.